Investment Strategy	May 01, 2026
NYLI Hedge Multi-Strategy Tracker ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is revised to add the following bullet point at the end of the third paragraph:

• Digital assets, through ETPs that seek exposure to Bitcoin or other types of digital assets, subject to a maximum weight in the Underlying Index of ± 2.5% at the time of rebalance.